Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Insured deposit	$ 250,000	$ 250,000
Checking account		$ 751,050	$ 324,210
Straight line depreciated over period	5 years	5 years
Deferred offering cost	$ 941,338	$ 751,050	$ 324,210
Tax benefit	50.00%	50.00%
Chase Bank [Member]
Significant Accounting Policies [Line Items]
Checking account	$ 5,144	$ 88
SVB Bank [Member]
Significant Accounting Policies [Line Items]
Checking account	95,087	38,894
Deferred Offering Costs [Member]
Significant Accounting Policies [Line Items]
Deferred offering cost	$ 941,388	$ 751,050